                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                        Supplement dated October 25, 2005
        to the Statement of Additional Information dated October 25, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.